UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

470 Atlantic Avenue, Suite 400
Boston, MA 02210
 (Address of principal executive offices) (Zip code)

Dr. Joel Shulman
470 Atlantic Avenue, Suite 400
Boston, MA 02210
 (Name and address of agent for service)

(800) 287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

	EntrepreneurShares Global Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.41%
	Administrative and Support Services - 5.95%
4,100	Flight Centre Travel Group Ltd. (a)	$199,585
4,998	Liquidity Services, Inc. (b)	130,198
4,102	Portfolio Recovery Associates, Inc. (b)	237,342
27,000	Seek Ltd. (a)	439,951
136	The Priceline Group, Inc. (a)(b)	162,097
55,000	The Warehouse Group Ltd. (a)	153,697
1,945	TripAdvisor, Inc. (a)(b)	176,197
		1,499,067
	Ambulatory Health Care Services - 0.86%
7,859	Bio-Reference Labs, Inc. (b)	217,537
	Amusement, Gambling, and Recreation Industries - 1.43%
2,059	Las Vegas Sands Corp.	166,326
871	Wynn Resorts Ltd.	193,493
		359,819
	Apparel Manufacturing - 1.20%
1,000	Lululemon Athletica, Inc. (b)	52,590
1,256	Under Armour, Inc. (b)	143,988
4,342	Zumiez, Inc. (b)	105,250
		301,828
	Broadcasting (except Internet) - 0.91%
25,000	CTC Media, Inc. (a)	230,250
	Building Material and Garden Equipment and Supplies Dealers - 0.84%
2,250	Lumber Liquidators Holdings, Inc. (b)	211,050
	Chemical Manufacturing - 7.72%
5,825	Abaxis, Inc. (b)	226,476
1,716	Alexion Pharmaceuticals, Inc. (b)	261,055
66,000	Indorama Ventures PCL (a)	46,591
6,113	Inter Parfums, Inc. (a)	221,352
1,893	Jazz Pharmaceuticals PLC (b)	262,521
9,043	Myriad Genetics, Inc. (b)	309,180
593	Regeneron Pharmaceuticals, Inc. (b)	178,066
2,402	United Therapeutics Corp. (b)	225,860
2,838	USANA Health Sciences, Inc. (a)(b)	213,815
		1,944,916
	Clothing and Clothing Accessories Stores - 3.58%
800	LVMH Moet Hennessy Louis Vuitton SA (a)	145,426
15,000	SuperGroup PLC (a)(b)	426,871
4,180	The Finish Line, Inc.	113,236
5,896	Urban Outfitters, Inc. (b)	215,027
		900,560
	Computer and Electronic Product Manufacturing - 10.05%
8,589	Ambarella, Inc. (a)(b)	229,412
9,000	Axis Communications AB (a)	308,144

3,614	Cabot Microelectronics Corp. (a)(b)	159,016
71	CSR PLC - ADR	3,448
2,858	IPG Photonics Corp. (b)	203,147
5,702	Ituran Location and Control Ltd. (a)	142,265
10,829	IXYS Corp. (a)	122,909
2,543	Microchip Technology, Inc.	121,454
5,000	Mindray Medical International Ltd. - ADR	161,800
2,000	Nidec Corp. (a)	121,668
12,796	OmniVision Technologies, Inc. (a)(b)	226,489
8,000	Parrot SA (a)(b)	242,468
2,918	QUALCOMM, Inc. (a)	230,113
3,172	SanDisk Corp. (a)	257,535
		2,529,868
	Construction of Buildings - 1.35%
25,000	Africa Israel Investments Ltd. (a)(b)	57,821
16,000	Direcional Engenharia SA (a)	70,586
5,044	Meritage Homes Corp. (b)	211,243
		339,650
	Couriers and Messengers - 0.60%
1,139	FedEx Corp.	150,986
	Credit Intermediation and Related Activities - 1.90%
2,943	Capital One Financial Corp.	227,082
1,243	Credit Acceptance Corp. (b)	176,692
5,399	NewStar Financial, Inc. (b)	74,830
		478,604
	Data Processing, Hosting and Related Services - 1.31%
5,920	ExlService Holdings, Inc. (b)	182,987
2,011	Shutterstock, Inc. (b)	146,019
		329,006
	Electrical Equipment, Appliance, and Component Manufacturing - 0.43%
14,609	Alpha & Omega Semiconductor Ltd. (a)(b)	107,522
	Electronics and Appliance Stores - 0.55%
6,779	PC Connection, Inc.	137,749
	Food and Beverage Stores - 0.57%
2,840	Whole Foods Market, Inc.	144,016
	Food Manufacturing - 3.84%
3,580	Annie's, Inc. (b)	143,880
150,000	Charoen Pokphand Foods PCL (a)	129,470
200,000	Golden Agri-Resources Ltd. (a)	91,422
1,813	J&J Snack Foods Corp.	173,994
10,000	MHP SA (a)	131,500
2,564	The Hain Celestial Group, Inc. (b)	234,529
22,500	Wilmar International Ltd. (a)	61,889
		966,684
	Food Services and Drinking Places - 3.28%
1,237	Panera Bread Co. (b)	218,293
4,906	Papa John's International, Inc.	255,652
2,778	Starbucks Corp.	203,850
5,712	Texas Roadhouse, Inc.	148,969
		826,764
	General Merchandise Stores - 1.97%
1,350	Costco Wholesale Corp.	150,768

2,839	Dollar Tree, Inc. (b)	148,139
12,500	SM Investments Corp. (a)	196,510
		495,417
	Health and Personal Care Stores - 0.53%
77,000	China Shineway Pharmaceutical Group Ltd. (a)	134,414
	Hospitals - 0.35%
1,787	IPC The Hospitalist Co., Inc. (b)	87,706
	Insurance Carriers and Related Activities - 1.13%
3,238	Molina Healthcare, Inc. (b)	121,619
2,656	The Navigators Group, Inc. (b)	163,052
		284,671
	Internet Publishing and Broadcasting and Web Search Portals - 0.44%
22,200	QSC AG (a)	110,714
	Leather and Allied Product Manufacturing - 0.41%
1,389	NIKE, Inc. (a)	102,591
	Machinery Manufacturing - 1.66%
13,000	Fabrinet (a)(b)	270,010
9,591	II-VI, Inc. (b)	147,989
		417,999
	Merchant Wholesalers, Durable Goods - 0.59%
8,046	American Axle & Manufacturing Holdings, Inc. (b)	149,012
	Merchant Wholesalers, Nondurable Goods - 1.50%
76,000	Chow Sang Sang Holdings International Ltd. (a)	179,896
1,200	Inditex SA (a)	180,032
36,000	Ports Design Ltd. (a)	18,843
		378,771
	Mining - 0.77%
40,000	Fortescue Metals Group Ltd. (a)	194,755
	Mining (except Oil and Gas) - 2.41%
10,000	Antofagasta PLC (a)	139,290
100,000	DMCI Holdings, Inc. (a)	156,093
7,022	Hi-Crush Partners LP	283,127
6,212	Kazakhmys PLC (a)	27,351
		605,861
	Miscellaneous Manufacturing - 5.93%
1,350	BioMerieux (a)	148,080
2,500	Cochlear Ltd. (a)	132,155
3,750	Coloplast A/S (a)	303,427
6,657	Exactech, Inc. (b)	150,182
8,367	Globus Medical, Inc. (b)	222,478
2,452	ICU Medical, Inc. (b)	146,826
12,000	Renishaw PLC (a)	390,110
		1,493,258
	Miscellaneous Store Retailers - 0.66%
10,579	Titan Machinery, Inc. (b)	165,773
	Motor Vehicle and Parts Dealers - 0.59%
6,641	Sonic Automotive, Inc.	149,290
	Nonstore Retailers - 2.14%
3,000	eBay, Inc. (a)(b)	165,720
1,650	MercadoLibre, Inc. (a)	156,931
3,318	Sohu.com, Inc. (a)(b)	215,969
		538,620

	Oil and Gas Extraction - 0.71%
10,312	W&T Offshore, Inc.	178,501
	Other Information Services - 1.90%
148	Google, Inc. (b)	164,948
5,048	Travelzoo, Inc. (b)	115,599
3,678	VeriSign, Inc. (a)(b)	198,281
		478,828
	Personal and Laundry Services - 1.11%
6,000	Natura Cosmeticos SA (a)	100,459
9,031	Service Corp. International	179,536
		279,995
	Primary Metal Manufacturing - 1.42%
25,000	Cia Siderurgica Nacional SA (a)	108,748
5,000	MMX Mineracao e Metalicos SA (a)(b)	5,641
7,500	Novolipetsk Steel OJSC	94,800
8,403	Steel Dynamics, Inc.	149,490
		358,679
	Professional, Scientific, and Technical Services - 7.45%
3,910	Cerner Corp. (b)	219,938
5,000	JCDecaux SA (a)	219,013
3,833	Netscout Systems, Inc. (b)	144,044
5,088	PAREXEL International Corp. (a)(b)	275,210
15,000	Park24 Co. Ltd. (a)	285,133
3,569	Synchronoss Technologies, Inc. (b)	122,381
2,389	Syntel, Inc. (b)	214,771
4,367	Virtusa Corp. (b)	146,338
5,084	Vistaprint NV (a)(b)	250,234
		1,877,062
	Publishing Industries (except Internet) - 2.51%
5,793	Ellie Mae, Inc. (b)	167,070
6,333	Oracle Corp. (a)	259,083
6,468	Twenty-First Century Fox, Inc	206,782
		632,935
	Real Estate - 1.68%
50,000	Hopewell Holdings Ltd. (a)	171,791
26,000	MRV Engenharia e Participacoes SA (a)	91,900
4,902	The Geo Group, Inc.	158,040
		421,731
	Rental and Leasing Services - 1.00%
6,780	Air Lease Corp. (a)	252,826
	Scientific Instrument Manufacturing - 0.55%
6,300	Galapagos NV (a)(b)	138,868
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.21%
4,190	Cohen & Steers, Inc.	166,971
3,652	Evercore Partners, Inc. (a)	201,773
25,049	Fortress Investment Group LLC	185,363
4,633	HCI Group, Inc.	168,641
3,500	Lundbergforetagen AB (a)	165,528

2,706	Morningstar, Inc.	213,828
750	Partners Group Holding AG (a)	210,735
		1,312,839
	Telecommunications - 1.03%
6,069	Oplink Communications, Inc. (a)(b)	108,999
3,330	Ubiquiti Networks, Inc. (b)	151,415
		260,414
	Transportation Equipment Manufacturing - 0.43%
1,237	B/E Aerospace, Inc. (b)	107,359
	Utilities - 1.01%
6,786	ITC Holdings Corp.	253,457
	Waste Management and Remediation Services - 0.41%
1,891	Clean Harbors, Inc. (b)	103,608
	Water Transportation - 0.54%
3,253	Hornbeck Offshore Services, Inc. (b)	136,008
	TOTAL COMMON STOCKS (Cost $19,900,078)	23,777,838

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.65%
	Real Estate - 0.65%
6,753	DuPont Fabros Technology, Inc.	162,545
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $160,770)	162,545

	CLOSED-ENDED MUTUAL FUNDS - 2.15%
	Funds, Trusts, and Other Financial Vehicles - 2.15%
9,220	Ares Capital Corp.	162,456
12,835	Hercules Technology Growth Capital, Inc.	180,589
17,986	PennantPark Investment Corp.	198,745
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $536,162)	541,790

	MONEY MARKET FUND - 2.79%
703,348	First American Treasury Obligations Fund - Class Z, 0.00% (c)	703,348
	TOTAL MONEY MARKET FUND (Cost $703,348)	703,348

	Total Investments (Cost $21,300,358) - 100.00%	25,185,521
	Other Assets in Excess of Liabilities - 0.00%	1,028
	TOTAL NET ASSETS - 100.00%	$25,186,549

	Percentages are stated as a percent of net assets.
	ADR - American Depository Receipt
	(a) Global security, as defined in the Fund's prospectus.
	(b) Non-income producing security.
	(c) Variable rate security. The rate listed is as of March 31, 2014.

	Entrepreneur U.S. All Cap Fund
	Schedule of Investments
	March 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.24%
	Administrative and Support Services - 4.17%
37,647	Liquidity Services, Inc. (a)	$980,704
30,900	Portfolio Recovery Associates, Inc. (a)	1,787,874
1,022	The Priceline Group, Inc. (a)	1,218,112
14,654	TripAdvisor, Inc. (a)	1,327,505
		5,314,195
	Ambulatory Health Care Services - 1.29%
59,193	Bio-Reference Labs, Inc. (a)	1,638,462
	Amusement, Gambling, and Recreation Industries - 2.13%
15,508	Las Vegas Sands Corp.	1,252,736
6,564	Wynn Resorts Ltd.	1,458,193
		2,710,929
	Apparel Manufacturing - 1.48%
9,460	Under Armour, Inc. (a)	1,084,495
32,706	Zumiez, Inc. (a)	792,793
		1,877,288
	Building Material and Garden Equipment and Supplies Dealers - 1.25%
16,947	Lumber Liquidators Holdings, Inc. (a)	1,589,629
	Chemical Manufacturing - 11.23%
43,871	Abaxis, Inc. (a)	1,705,704
12,926	Alexion Pharmaceuticals, Inc. (a)	1,966,432
46,043	Inter Parfums, Inc.	1,667,217
14,262	Jazz Pharmaceuticals PLC (a)(b)	1,977,854
68,114	Myriad Genetics, Inc. (a)	2,328,817
4,470	Regeneron Pharmaceuticals, Inc. (a)	1,342,252
18,091	United Therapeutics Corp. (a)	1,701,097
21,373	USANA Health Sciences, Inc. (a)	1,610,242
		14,299,615
	Clothing and Clothing Accessories Stores - 1.94%
31,484	The Finish Line, Inc.	852,902
44,407	Urban Outfitters, Inc. (a)	1,619,522
		2,472,424
	Computer and Electronic Product Manufacturing - 9.17%
64,699	Ambarella, Inc. (a)(b)	1,728,110
27,223	Cabot Microelectronics Corp. (a)	1,197,812
21,526	IPG Photonics Corp. (a)	1,530,068
81,566	IXYS Corp.	925,774
19,157	Microchip Technology, Inc.	914,938
96,386	OmniVision Technologies, Inc. (a)	1,706,032
21,981	QUALCOMM, Inc.	1,733,422
23,891	SanDisk Corp.	1,939,710
		11,675,866
	Construction of Buildings - 1.25%
37,996	Meritage Homes Corp. (a)	1,591,272
	Couriers and Messengers - 0.89%

8,581	FedEx Corp.	1,137,497
	Credit Intermediation and Related Activities - 2.83%
22,167	Capital One Financial Corp.	1,710,406
9,365	Credit Acceptance Corp. (a)	1,331,235
40,670	NewStar Financial, Inc. (a)	563,686
		3,605,327
	Data Processing, Hosting and Related Services - 1.95%
44,593	ExlService Holdings, Inc. (a)	1,378,370
15,148	Shutterstock, Inc. (a)	1,099,896
		2,478,266
	Electrical Equipment, Appliance, and Component Manufacturing - 0.64%
110,041	Alpha & Omega Semiconductor Ltd. (a)(b)	809,902
	Electronics and Appliance Stores - 0.81%
51,064	PC Connection, Inc.	1,037,620
	Food and Beverage Stores - 0.85%
21,394	Whole Foods Market, Inc.	1,084,890
	Food Manufacturing - 3.27%
26,966	Annie's, Inc. (a)	1,083,764
13,658	J&J Snack Foods Corp.	1,310,758
19,312	The Hain Celestial Group, Inc. (a)	1,766,469
		4,160,991
	Food Services and Drinking Places - 4.89%
9,320	Panera Bread Co. (a)	1,644,700
36,956	Papa John's International, Inc.	1,925,778
20,926	Starbucks Corp.	1,535,550
43,026	Texas Roadhouse, Inc.	1,122,118
		6,228,146
	General Merchandise Stores - 1.77%
10,169	Costco Wholesale Corp.	1,135,674
21,387	Dollar Tree, Inc. (a)	1,115,974
		2,251,648
	Hospitals - 0.52%
13,459	IPC The Hospitalist Co., Inc. (a)	660,568
	Insurance Carriers and Related Activities - 1.68%
24,390	Molina Healthcare, Inc. (a)	916,088
20,007	The Navigators Group, Inc. (a)	1,228,230
		2,144,318
	Leather and Allied Product Manufacturing - 0.61%
10,466	NIKE, Inc.	773,019
	Machinery Manufacturing - 0.88%
72,246	II-VI, Inc. (a)	1,114,756
	Merchant Wholesalers, Durable Goods - 0.88%
60,606	American Axle & Manufacturing Holdings, Inc. (a)	1,122,423
	Mining (except Oil and Gas) - 1.68%
52,895	Hi-Crush Partners LP	2,132,726
	Miscellaneous Manufacturing - 3.07%
50,146	Exactech, Inc. (a)	1,131,294
63,025	Globus Medical, Inc. (a)	1,675,834
18,470	ICU Medical, Inc. (a)	1,105,984
		3,913,112

	Miscellaneous Store Retailers - 0.98%
79,681	Titan Machinery, Inc. (a)	1,248,601
	Motor Vehicle and Parts Dealers - 0.88%
50,021	Sonic Automotive, Inc.	1,124,472
	Nonstore Retailers - 0.98%
22,595	eBay, Inc. (a)	1,248,148
	Oil and Gas Extraction - 1.06%
77,670	W&T Offshore, Inc.	1,344,468
	Other Information Services - 2.83%
1,118	Google, Inc. (a)	1,246,022
38,023	Travelzoo, Inc. (a)	870,727
27,701	VeriSign, Inc. (a)	1,493,361
		3,610,110
	Personal and Laundry Services - 1.06%
68,027	Service Corp. International	1,352,377
	Primary Metal Manufacturing - 0.88%
63,291	Steel Dynamics, Inc.	1,125,947
	Professional, Scientific, and Technical Services - 6.64%
29,455	Cerner Corp. (a)	1,656,843
28,870	Netscout Systems, Inc. (a)	1,084,935
38,323	PAREXEL International Corp. (a)	2,072,891
26,882	Synchronoss Technologies, Inc. (a)	921,784
17,994	Syntel, Inc. (a)	1,617,661
32,895	Virtusa Corp. (a)	1,102,311
		8,456,425
	Publishing Industries (except Internet) - 3.74%
43,636	Ellie Mae, Inc. (a)	1,258,462
47,704	Oracle Corp.	1,951,571
48,721	Twenty-First Century Fox, Inc	1,557,610
		4,767,643
	Real Estate - 0.93%
36,923	The Geo Group, Inc.	1,190,398
	Rental and Leasing Services - 1.50%
51,069	Air Lease Corp.	1,904,363
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.54%
31,562	Cohen & Steers, Inc.	1,257,746
27,506	Evercore Partners, Inc.	1,519,707
188,679	Fortress Investment Group LLC	1,396,225
34,896	HCI Group, Inc.	1,270,214
20,382	Morningstar, Inc.	1,610,585
		7,054,477
	Telecommunications - 1.54%
45,714	Oplink Communications, Inc. (a)	821,023
25,082	Ubiquiti Networks, Inc. (a)	1,140,479
		1,961,502
	Transportation Equipment Manufacturing - 0.64%
9,319	B/E Aerospace, Inc. (a)	808,796
	Utilities - 1.50%
51,108	ITC Holdings Corp.	1,908,884
	Waste Management and Remediation Services - 0.61%
14,245	Clean Harbors, Inc. (a)	780,484
	Water Transportation - 0.80%

24,500	Hornbeck Offshore Services, Inc. (a)	1,024,345
	TOTAL COMMON STOCKS (Cost $113,023,501)	118,736,329

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.96%
	Real Estate - 0.96%
50,869	DuPont Fabros Technology, Inc.	1,224,417
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,204,478)	1,224,417

	CLOSED-ENDED MUTUAL FUNDS - 3.21%
	Funds, Trusts, and Other Financial Vehicles - 3.21%
69,444	Ares Capital Corp.	1,223,603
96,677	Hercules Technology Growth Capital, Inc.	1,360,245
135,478	PennantPark Investment Corp.	1,497,033
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $4,429,826)	4,080,881

	MONEY MARKET FUNDS - 2.60%
3,312,440	Fidelity Institutional Money Market Funds - Class I, 0.01% (c)	3,312,440
	TOTAL MONEY MARKET FUNDS (Cost $3,312,440)	3,312,440

	Total Investments (Cost $121,970,245) - 100.01%	127,354,067
	Liabilities in Excess of Other Assets - (0.01)%	(7,993)
	TOTAL NET ASSETS - 100.00%	$127,346,074

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) Foreign issued securities.
	(c) Variable rate security. The rate listed is as of March 31, 2014.

Footnotes to Schedule of Investments
March 31, 2014 (Unaudited)

1) Fair Valuation Pricing Inputs (Unaudited)

EntrepreneurShares Series Trust ("Trust") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follow:

Level 1 -	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 -	Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
Level 3 -	Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment by the Trust.  The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund's perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-ended mutual funds, and certain money market securities.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.  The table below is a summary of inputs used to value the Trust's investments as of March 31, 2014.

Global Fund

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$23,777,838	$23,777,838	$-	$-
Total Real Estate Investment Trusts*	162,545	162,545	-	-
Total Closed-Ended Mutual Funds*	541,790	541,790	-	-
Total Money Market Funds	703,348	703,348	-	-
Total Investments	$25,185,521	$25,185,521	$-	$-

U.S. All Cap Fund

Investments at Value	Total	Level 1	Level 2	Level 3
Total Common Stock*	$118,736,329	$118,736,329	$-	$-
Total Real Estate Investment Trusts*	1,224,417	1,224,417	-	-
Total Closed-Ended Mutual Funds*	4,080,881	4,080,881	-	-
Total Money Market Funds	3,312,440	3,312,440	-	-
Total Investments	$127,354,067	$127,354,067	$-	$-

* For further information regarding security characteristics, please see the Schedule of Investments.

The Trust did not hold any Level 3 securities during the period ended March 31, 2014. There were no transfers of securities between levels during the period ended March 31, 2014. Transfers between levels are recognized at the end of the reporting period. The Trust did not hold any derivate securities during the period.

2) Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows**:

Global Fund

Cost of investments	$21,300,358
Gross unrealized appreciation	5,736,588
Gross unrealized depreciation	(1,851,425)
Net unrealized appreciation	$3,885,163

U.S. All Cap Fund

Cost of investments	$121,970,245
Gross unrealized appreciation	8,748,203
Gross unrealized depreciation	(3,364,381)
Net unrealized appreciation	$5,383,822

** Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous years federal income tax information, please refer to the Notes to the Financial
Statements section of the Trust's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EntrepreneurShares Series Trust

By (Signature and Title)  /s/ Joel M. Shulman
                                            Dr. Joel M. Shulman, President

Date                                    4/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel M. Shulman
                                             Dr. Joel M. Shulman, President

Date                                     4/28/14

By (Signature and Title)* /s/ David Cragg
                                              David Cragg, Treasurer

Date                                      4/25/14

* Print the name and title of each signing officer under his or her signature.